CRYPTOCURRENCY ASSETS - Additional information (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2022 USD ($) item	Dec. 31, 2022 USD ($)
Indefinite-lived Intangible Assets [Line Items]
Cash deposits pledged		$ 9,628
Loss on disposal of cryptocurrencies		$ 3,322
Loan and pledge agreement
Indefinite-lived Intangible Assets [Line Items]
Loan period	1 year
Loan principal	$ 6,306
Percentage of the current Fair Market Value considered for loan	65.00%
Fixed interest rate per annum	3.25%
Number of ethereum lend | item	4,000